JPMorgan U.S. Value Fund
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.1%
Aerospace & Defense — 4.2%
General Dynamics Corp.	326	111,295
Northrop Grumman Corp.	65	39,728
RTX Corp.	714	119,385
		270,408
Banks — 8.8%
Bank of America Corp.	3,298	170,153
Citigroup, Inc.	670	67,949
First Citizens BancShares, Inc., Class A	28	49,562
M&T Bank Corp.	332	65,596
Wells Fargo & Co.	2,631	220,564
		573,824
Beverages — 0.7%
PepsiCo, Inc.	325	45,646
Biotechnology — 2.3%
AbbVie, Inc.	375	86,707
Regeneron Pharmaceuticals, Inc.	58	32,605
Vertex Pharmaceuticals, Inc. *	83	32,676
		151,988
Broadline Retail — 1.8%
Amazon.com, Inc. *	524	115,180
Building Products — 1.8%
Carrier Global Corp.	1,987	118,617
Capital Markets — 8.3%
Ares Management Corp.	320	51,169
Bank of New York Mellon Corp. (The)	382	41,598
Blackrock, Inc.	43	49,544
Blackstone, Inc.	350	59,792
Charles Schwab Corp. (The)	1,425	136,045
Goldman Sachs Group, Inc. (The)	118	94,130
Morgan Stanley	665	105,748
		538,026
Chemicals — 2.1%
Air Products and Chemicals, Inc.	381	103,781
Axalta Coating Systems Ltd. *	1,226	35,100
		138,881
Commercial Services & Supplies — 0.5%
Republic Services, Inc., Class A	144	33,127
Construction Materials — 1.4%
Vulcan Materials Co.	298	91,644
Consumer Finance — 3.2%
American Express Co.	301	100,052
Capital One Financial Corp.	504	107,048
		207,100

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Staples Distribution & Retail — 1.0%
Walmart, Inc.	620	63,859
Containers & Packaging — 0.7%
Ball Corp.	869	43,798
Electric Utilities — 2.4%
Entergy Corp.	397	36,964
NextEra Energy, Inc.	936	70,667
Xcel Energy, Inc.	623	50,270
		157,901
Electrical Equipment — 1.9%
Eaton Corp. plc	331	124,086
Entertainment — 1.0%
Walt Disney Co. (The)	549	62,842
Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B *	180	90,335
Fidelity National Information Services, Inc.	759	50,051
		140,386
Food Products — 0.7%
Mondelez International, Inc., Class A	747	46,679
Ground Transportation — 2.5%
CSX Corp.	1,701	60,399
Union Pacific Corp.	421	99,512
		159,911
Health Care Equipment & Supplies — 1.8%
Becton Dickinson & Co.	216	40,468
Boston Scientific Corp. *	312	30,387
Medtronic plc	478	45,535
		116,390
Health Care Providers & Services — 3.9%
Cardinal Health, Inc.	329	51,622
Cigna Group (The)	231	66,585
CVS Health Corp.	867	65,349
UnitedHealth Group, Inc.	211	73,013
		256,569
Health Care REITs — 0.8%
Ventas, Inc.	753	52,736
Hotel & Resort REITs — 0.6%
Host Hotels & Resorts, Inc.	2,313	39,371
Hotels, Restaurants & Leisure — 1.8%
Booking Holdings, Inc.	6	31,683
McDonald's Corp.	280	85,208
		116,891

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Products — 1.0%
Procter & Gamble Co. (The)	422	64,850
Industrial Conglomerates — 1.3%
3M Co.	543	84,318
Industrial REITs — 0.3%
Prologis, Inc.	199	22,754
Insurance — 3.3%
Arthur J Gallagher & Co.	189	58,458
Chubb Ltd.	156	43,979
Progressive Corp. (The)	296	73,090
Travelers Cos., Inc. (The)	131	36,625
		212,152
Interactive Media & Services — 2.6%
Alphabet, Inc., Class C	529	128,749
Meta Platforms, Inc., Class A	59	43,305
		172,054
IT Services — 0.7%
International Business Machines Corp.	153	43,104
Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific, Inc.	139	67,646
Machinery — 3.3%
Deere & Co.	142	64,947
Dover Corp.	485	80,911
Parker-Hannifin Corp.	88	66,628
		212,486
Media — 0.9%
Comcast Corp., Class A	1,866	58,625
Multi-Utilities — 1.7%
CMS Energy Corp.	860	62,973
Public Service Enterprise Group, Inc.	553	46,182
		109,155
Oil, Gas & Consumable Fuels — 5.4%
Chevron Corp.	771	119,735
ConocoPhillips	1,240	117,270
EOG Resources, Inc.	714	80,085
Exxon Mobil Corp.	279	31,434
		348,524
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	1,512	68,193
Eli Lilly & Co.	49	37,569
Johnson & Johnson	514	95,303
Merck & Co., Inc.	667	55,987
		257,052

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Residential REITs — 0.3%
AvalonBay Communities, Inc.	92	17,820
Semiconductors & Semiconductor Equipment — 5.7%
Advanced Micro Devices, Inc. *	240	38,795
Analog Devices, Inc.	482	118,579
Micron Technology, Inc.	290	48,551
NXP Semiconductors NV (Netherlands)	314	71,460
Texas Instruments, Inc.	495	90,946
		368,331
Software — 1.7%
Microsoft Corp.	212	110,053
Specialized REITs — 0.5%
American Tower Corp.	162	31,085
Specialty Retail — 6.1%
AutoZone, Inc. *	14	62,028
Home Depot, Inc. (The)	229	92,679
Lowe's Cos., Inc.	431	108,339
O'Reilly Automotive, Inc. *	406	43,745
TJX Cos., Inc. (The)	629	90,950
		397,741
Technology Hardware, Storage & Peripherals — 1.2%
Western Digital Corp.	677	81,245
Tobacco — 1.8%
Philip Morris International, Inc.	741	120,182
Total Common Stocks (Cost $4,609,655)		6,445,037
Short-Term Investments — 0.9%
Investment Companies — 0.9%
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (a) (b) (Cost $55,535)	55,523	55,545
Total Investments — 100.0% (Cost $4,665,190)		6,500,582
Other Assets in Excess of Liabilities — 0.0% ^		1,291
NET ASSETS — 100.0%		6,501,873

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,500,582	$—	$—	$6,500,582

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (a) (b)	$184,750	$104,766	$233,985	$7	$7	$55,545	55,523	$1,062	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (a) (b)	23,649	8,136	31,785	—	—	—	—	218	—
Total	$208,399	$112,902	$265,770	$7	$7	$55,545		$1,280	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.